Series B Redeemable Preferred Stock	9 Months Ended
Mar. 31, 2023
Series B Redeemable Preferred Stock
Series B Redeemable Preferred Stock

Note 15 – Series B Redeemable Preferred Stock

On December 20, 2022, the Company entered into a Subscription and Investment Representation Agreement with a member of management, the Interim Chief Financial Officer of the Company, pursuant to which the Company agreed to issue and sell one hundred (100) shares of the Company’s Series B Preferred Stock, par value $0.001 per share, for $10 per share in cash. The sale closed on December 21, 2022.

On December 21, 2022, the Company filed a certificate of designation (the “Certificate of Designation”) with the Secretary of State of Nevada, effective as of the time of filing, designating the rights, preferences, privileges and restrictions of the shares of Series B Preferred Stock. The Certificate of Designation provided that one hundred (100) shares of Series B Preferred Stock will have 25,000,000 votes each and will vote together with the outstanding shares of the Company’s common stock as a single class exclusively with respect to any proposal to effect a reverse stock split of the Company’s common stock. The Series B Preferred Stock was voted, without action by the holder, on the reverse stock split proposal at our 2022 Annual Meeting on January 26, 2023, in the same proportion as shares of common stock were voted. The Series B Preferred Stock otherwise had no voting rights except as otherwise required by the Nevada Revised Statutes. The reverse stock split proposal was approved during the 2022 Annual Meeting.

Conversion

The Series B Preferred Stock was not convertible.

Dividends

The holder of Series B Preferred Stock, as such, was not entitled to receive dividends or distributions of any kind.

Voting Rights

Except as otherwise provided by the Company’s Amended and Restated Articles of Incorporation or required by law, the holder of Series B Preferred Stock had no voting rights, except that the holder of Series B Preferred Stock had the right to vote on any resolution or proposal presented to the stockholders of the Company to approve a decrease in the number of the Company’s issued and outstanding shares of Common Stock, or reverse stock split of such issued and outstanding shares, within a range as determined by the Board in accordance with the terms of such amendment (the “Reverse Stock Split Proposal”), or as otherwise required by the Nevada Revised Statutes. The outstanding shares of Series B Preferred Stock had 25,000,000 votes per share. The outstanding shares of Series B Preferred Stock voted together with the outstanding shares of Common Stock, par value $0.001 per share of Common Stock of the Company as a single class exclusively with respect to the Reverse Stock Split Proposal and was not entitled to vote on any other matter except to the extent required under the Nevada Revised Statutes.

The shares of Series B Preferred Stock was voted, without action by the holder, on the Reverse Stock Split Proposal in the same proportion as shares of Common Stock were voted (excluding any shares of Common Stock that were not voted), or otherwise, or which are counted as abstentions or broker non-votes) on the Reverse Stock Split Proposal (and, for purposes of clarity, such voting rights did not apply on any other resolution presented to the stockholders of the Company).

Liquidation

The Series B Preferred Stock had no rights as to any distribution of assets of the Company for any reason, including upon a liquidation, bankruptcy, reorganization, merger, acquisition, sale, dissolution or winding up of the Company, whether voluntarily or involuntarily, and did not affect the liquidation or distribution rights of holders of any other outstanding series of preferred stock of the Company, if any.

Redemption

The outstanding shares of Series B Preferred Stock were to be redeemed in whole, but not in part, at any time (i) if such redemption was ordered by the Board in its sole discretion, automatically and effective on such time and date specified by the Board in its sole discretion, or (ii) automatically upon the stockholder approval of the Reverse Stock Split Proposal. As used herein, the “Redemption Time” meant the effective time of the redemption.

Each share of Series B Preferred Stock redeemed in the redemption was to be redeemed in consideration for the right to receive an amount equal to $10 in cash (the “Redemption Price”) for each share of Series B Preferred Stock that was owned of record as of immediately prior to the applicable effective time of the redemption and redeemed pursuant to the Redemption, payable upon the applicable effective time of the redemption.

From and after the time at which the shares of Series B Preferred Stock was called for redemption (whether automatically or otherwise) in accordance with the above, such shares of Series B Preferred Stock were to cease to be outstanding, and the only right of the former holder of such shares of Series B Preferred Stock, as such, was to receive the applicable Redemption Price. The shares of Series B Preferred Stock redeemed by the Company were to be automatically retired and restored to the status of authorized but unissued shares of preferred stock, upon such redemption. Notice of a meeting of the Company’s stockholders for the submission to such stockholders of any proposal to approve the Reverse Stock Split constitutes notice of the redemption of shares of Series B Preferred Stock and results in the automatic redemption of the shares of Series B Preferred Stock at the effective time of the redemption pursuant to the above. In connection with the issuance of the Series B Preferred Stock, the Company set apart funds for payment for the redemption of the shares of Series B Preferred Stock. Pursuant to the terms of the Preferred Stock, the outstanding shares of Preferred Stock were redeemed in whole following the effectiveness of stockholder approval of the reverse stock split proposal at the Company’s 2022 annual meeting held on January 26, 2023. The holder of the Preferred Stock received consideration of $10 per share in cash, or $1,000 in the aggregate, on February 10, 2023.

The Series B Preferred Stock was not mandatorily redeemable, but rather was only contingently redeemable, and given that the redemption events were not certain to occur, the shares were not accounted for as a liability. As the Series B Redeemable Preferred Stock was contingently redeemable on events outside of the control of the Company, all shares of Series B Cumulative Redeemable Preferred Stock have been presented outside of permanent equity in mezzanine equity on the unaudited condensed consolidated balance sheets.